Investments in Other Entities - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)
Disclosure of associates and joint ventures [line items]
Impairment of investments	$ 0	$ 143		$ 0
Joint Ventures
Disclosure of associates and joint ventures [line items]
Equity earnings (loss) recognized	12	190		192
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Disclosure of associates and joint ventures [line items]
Dividend income	19			16
Jugos del valle, S.A.P.I. de C.V.
Disclosure of associates and joint ventures [line items]
Capital contribution	482	466
Expense of restructuring activities		24
Planta Nueva Ecología de Tabasco, S.A. de C.V.
Disclosure of associates and joint ventures [line items]
Capital contribution	320	506
Promotora Mexicana de Embotelladores, S.A. de C.V. (PIASA)
Disclosure of associates and joint ventures [line items]
Dividend income		79
Alimentos de Soja S.A.U
Disclosure of associates and joint ventures [line items]
Impairment of investments			$ 143
Total for all associates
Disclosure of associates and joint ventures [line items]
Equity earnings (loss) recognized	$ 294	$ 25		$ 194